Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
	2020	2019
Deferred tax assets:
Net benefit from tax loss carryforwards	$1,393,809	$1,031,524
Deferred revenues	224,997	224,997
Other, net	6,951	(15,065)
Valuation allowance	(1,625,757)	(1,241,456)

Net deferred taxes	$-	$-

Schedule of income tax provision
	2020	2019	2018

Current tax	$-	$-	$-
Deferred income tax (benefit)	(384,301)	(325,572)	(289,462)
	(384,301)	(325,572)	(289,462)
Change in valuation allowance	384,301	325,572	289,462
Total income tax expense	$-	$-	$-

Schedule of effective reconciliation of the federal income tax rate
	2020	2019	2018

Statutory tax rate	9.0%	9.0%	9.0%
Effect of permanent differences	3.9%	(2.3)%	(3.7)%
Change in valuation allowance on deferred tax assets	(12.9)%	(6.7)%	(5.3)%

Effective tax rate	0.0%	0.0%	0.0%